Statement of Cash Flows - USD ($)		2 Months Ended	3 Months Ended
		Jun. 30, 2018	Sep. 30, 2018
Cash flows from operating activities
Net loss		$ (42,375)	$ (174,799)
Increase in accounts payable and accrued liabilities		12,800	(12,502)
Net cash from operating activities		(29,575)	(63,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain/(loss) on joint venture		0	(123,508)
Changes in operating assets and liabilities:
Increase in accounts payable and accrued liabilities		12,800	(12,502)
Cash flows from investing activities
Investment in joint venture		150,000	200,000
Net cash from investing activities	[1]	(150,000)	(200,000)
Cash flows from financing activities
Issuance of common stock for cash		514,225
Net cash from financing activities		514,225	142,500
Cash received for stock subscriptions receivable			142,500
Net increase (decrease) in cash		334,650	(121,293)
Cash, beginning of period		0	334,650
Cash, end of period		334,650	213,357
Supplemental disclosure of cash flow information
Interest		0	0
Income taxes		$ 0	$ 0

[1]	Refer to Note 2 in the financial statements for disclosures over all non-cash investing and financing activities during the period.